Income Taxes - Noncapital Losses (Details) $ in Millions	Dec. 31, 2025 USD ($)
Non-capital Loss
Amount	$ 202.5
Canada
Non-capital Loss
Amount	197.2
Chile
Non-capital Loss
Amount	$ 5.3